INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 17, 2025 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 13, 2025, OF:
Invesco SteelPath MLP & Energy Infrastructure ETF (PIPE)
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2025,
AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco AAA CLO Floating Rate Note ETF (ICLO)
Invesco Active U.S. Real Estate ETF (PSR)
Invesco High Yield Bond Factor ETF (IHYF)
Invesco High Yield Select ETF (HIYS)
Invesco MSCI EAFE Income Advantage ETF (EFAA)
Invesco QQQ Income Advantage ETF (QQA)
Invesco Rochester High Yield Municipal ETF (IROC)
Invesco S&P 500 Equal Weight Income Advantage ETF (RSPA)
Invesco Short Duration Total Return Bond ETF (GTOS)
Invesco Total Return Bond ETF (GTO)
Invesco Ultra Short Duration ETF (GSY)
Invesco Variable Rate Investment Grade ETF (VRIG)
STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 14, 2025, OF:
Invesco Managed Futures Strategy ETF (IMF)
STATEMENTS OF ADDITIONAL INFORMATION DATED APRIL 30, 2025, OF:
Invesco Comstock Contrarian Equity ETF (CSTK)
Invesco QQQ Hedged Advantage ETF (QQHG)
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 13, 2025, OF:
Invesco Real Assets ESG ETF (IVRA)
STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 4, 2025, OF:
Invesco International Growth Focus ETF (MTRA)
STATEMENTS OF ADDITIONAL INFORMATION DATED JULY 16, 2025, OF:
Invesco Core Fixed Income ETF (GTOC)
Invesco Intermediate Municipal ETF (INTM)
(collectively, the “Funds”)
Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH (“Invesco Deutschland”) merged into Invesco Management S.A. Accordingly, the “MANAGEMENT” section of the Funds’ Statements of Additional Information is revised as follows:
1. All references to Invesco Deutschland are replaced with Invesco Management S.A.
2. The following disclosure replaces the corresponding information for Invesco Deutschland:
●
Invesco Management S.A. is located at 37a Avenue John F. Kennedy, 1855 Luxembourg.
Please Retain This Supplement For Future Reference.
P-ACTIVE-SOAI-SUP 091725